[WELLS FARGO FUNDS LOGO]

WELLS FARGO MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

INVESTOR CLASS

LIQUIDITY RESERVE MONEY MARKET FUND


SEPTEMBER 30, 2002

[GRAPHIC]

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       2

PERFORMANCE HIGHLIGHTS                                                      4

PORTFOLIO OF INVESTMENTS                                                    5

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                     7

   STATEMENTS OF OPERATIONS                                                 8

   STATEMENTS OF CHANGES IN NET ASSETS                                      9

   FINANCIAL HIGHLIGHTS                                                    10

NOTES TO FINANCIAL HIGHLIGHTS                                              12

NOTES TO FINANCIAL STATEMENTS                                              13

BOARD OF TRUSTEES                                                          15

LIST OF ABBREVIATIONS                                                      17

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

DEAR VALUED SHAREHOLDERS,

     This semi-annual report details information about the portfolio positioning and performance of the Wells Fargo money market funds for the six-month period ended September 30, 2002.

     Money market mutual funds felt the impact of a "flight to quality" from volatile stocks to the relative safety of bonds over the reporting period. The S&P 500 Index logged its worst performance in nearly 15 years with a 17% decline during the third quarter, leaving the benchmark on course for its third straight annual decline. Amid ongoing market volatility and an uncertain outlook for equities, many investors chose to reduce their stock holdings and place their proceeds in money market funds.

FALTERING STOCKS AND LOW INTEREST RATES SET THE STAGE FOR BONDS

     During the period, the Wells Fargo money market funds achieved their primary investment objectives of providing stable net asset values and liquidity. Money market returns reflected the low interest rate environment during the period as short-term interest rates at the end of the period fell to 1.75%, their lowest level in 40 years, as the Federal Reserve Board (the
   Fed) repeatedly tried to spark economic growth through multiple rate reductions.

     Declining interest rates were caused by other factors as well. For example, falling interest rates caused a flood of mortgage refinancing activity, which caused investors to abandon mortgage-backed securities for U.S. Treasury securities, thereby driving down interest rates. The exodus from stocks into U.S. Treasury securities and other money market instruments also triggered interest rate declines. Going forward, the economy is expected to grow nearly 2.5% -- a modest growth rate that should keep the Fed from changing interest rates.

     Looking ahead, the stock market will continue to set the stage for the bond market for the remainder of the year, with any earnings-induced rally impacting bond returns and triggering a reversal of capital from U.S. Treasury securities back to stocks. Also, both investment and non-investment grade yield differences are unusually wide by historical standards compared to U.S.Treasury securities. Both ultimately should benefit from an improved outlook for credit quality, a development associated with an earnings-related stock market rally. Tax-free municipal securities should also continue to be supported by relatively attractive yields now that after-tax yields are near parity with comparable U.S.Treasury securities. If the economy can post sustainable gains, then interest rates should begin to rise. Yet, should the economy falter, the Fed could trim short-term rates once again.

     Regardless of the interest rate outlook, your investment professional can help you design a strategy that meets your specific income needs, investment time frame and risk tolerance.

     As always, if you have any questions about your investments in Wells Fargo Funds, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at www.wellsfargofunds.com.

     Thank you for your investment in WELLS FARGO FUNDS.


   Sincerely,


   /s/ Michael J. Hogan

   Michael J. Hogan
   President
   WELLS FARGO FUNDS

MONEY MARKET FUNDS                                         MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

     This report covers the six-month period ended September 30, 2002.

     After rising early in the year, interest rates have begun to decline. Slow economic growth and tame inflation allowed the Federal Reserve Board (the
   Fed) to leave the key Federal funds rate unchanged at 1.75% during the second and third quarters -- the lowest rate in four decades. Against this backdrop, the dramatic inflows into money market funds fell from $2.21 trillion last fiscal year to $2.11 trillion this year.

U.S. TREASURY SECURITIES

     The U.S. Treasury market was influenced by events that affected the stock market. As hopes for a quick economic recovery faded and stocks relinquished their second quarter gains, investors fled to the safety and security of the U.S Treasury market. As a result, spreads between U.S.Treasury and other money market instruments widened. However, spreads narrowed at the end of the reporting period due, in part, to low short-term interest rates.

U.S. GOVERNMENT AGENCY SECURITIES

     U.S.Government agency securities rates began the period fairly wide to the London Interbank Offered Rate (LIBOR) -- a rate that the most creditworthy international banks dealing in euros charge each other for large loans -- only to end the third quarter of 2002 with a more narrow spread. Narrowing spreads reflected several factors, including low interest rates and concerns about reinvestment risk at government-sponsored mortgage lenders.

PRIME MONEY MARKET SECURITIES

     Although the Fed left short-term rates unchanged during the period, investors continued to anticipate a rate cut amid a stalling economy. This outlook sent longer-term money market rates significantly lower.

     The Federal funds short-term rate held steady over the past six months, opening and closing at 1.75%. Yet yields on longer-term money market rates plummeted, with yields on securities maturing between one day to one year slipping to 1.75%. Three-month LIBOR rates drifted downward from 2% in late March to 1.75%, while 12-month LIBOR rates plunged from 2% to 1.75% during the period.

     The supply of money market instruments - particularly commercial paper - decreased throughout the year. Low interest rates enticed some borrowers to issue longer-term bonds instead of commercial paper, while new financing methods allowed others to move their borrowings off their balance sheets. As of September 30, total industrial commercial paper stood at $161 billion, less than half that of the $352 billion reached in August 2000, and roughly equal to the amount outstanding at the end of 1996. Although some of the issuance of commercial paper was transferred to non-industrial issuers, the overall commercial paper market was 17% smaller in September 2002 than in August 2000. Also, credit quality still remains a major concern as the pace of rating downgrades continues to outnumber the few upgrades.

TAX-FREE SECURITIES

     The supply of variable notes continued to escalate in order to meet demand. Typically, variable rates drop until cash flows hit money market funds. However, this didn't occur this year and due to increased supply, the yield curve ultimately inverted, with variable notes yielding 15 basis points more than one-year paper.

     At the same time, vast amounts of municipal securities issued by California led to narrowing spreads against the general market paper. In fact, from April 2002 to late September 2002, spreads on one-year California and national security spreads narrowed from 20 basis points to an even yield. Amid the issuance activity, California's $11.5 billion (DWR) bond deal loomed over the marketplace. Keep in mind that the sheer size of the DWR deal may push yields for both California and national issues to taxable levels.

STRATEGIC OUTLOOK

     The combination of increasing money market fund assets and a contraction in the supply of possible investments has compressed credit quality spreads. Some funds have sought out new types of investments or made aggressive bets on the direction of interest rates in order to boost yields. We have taken a more conservative position based on the funds' objectives and intend to wait to invest in such new types of investments until they prove themselves in the marketplace in an effort to protect shareholders.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS

LIQUIDITY RESERVE MONEY MARKET FUND -- INVESTOR CLASS

INVESTMENT OBJECTIVE

   The Wells Fargo Liquidity Reserve Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS

   Dave Sylvester
   Laurie White

INCEPTION DATE

   07/31/02

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                                LIFE OF FUND*
   Wells Fargo Liquidity Reserve Money Market Fund - Investor Class                0.16%

   Benchmark

     iMoneyNet First Tier Retail Money Fund Average(2)                             0.27%

* Returns for periods less than one year are not annualized.

   FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2002)

   7-Day Current Yield                       0.93%

   7-Day Compound Yield                      0.93%

   30-Day Simple Yield                       0.93%

   30-Day Compound Yield                     0.93%

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Average Maturity                        55 days

   Number of Holdings                        57

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2002)

Commercial Paper                                66%
Repurchase Agreements                           11%
Floating/Variable Rate Bonds/Notes               6%
Fixed Rate Notes                                 8%
Certificates of Deposit                          3%
U.S. Agencies                                    3%
Time Deposits                                    3%

[CHART]

MATURITY DISTRIBUTION (AS OF SEPTEMBER 30, 2002)

Overnight                                       15%
2-14 days                                       18%
15-29 days                                      11%
30-59 days                                      31%
60-89 days                                       6%
90-179 days                                     12%
180-269 days                                     5%
270+ days                                        2%

The Fund is sold without a front-end sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002 (UNAUDITED)    MONEY MARKET FUNDS

PRINCIPAL      SECURITY NAME                                       INTEREST RATE   MATURITY DATE        VALUE
CERTIFICATES OF DEPOSIT - 2.95%
 $ 10,000,000  Canadian Imperial Bank of Commerce New York
               Branch                                                  1.75%          11/6/02       $  10,000,496
    5,000,000  Toronto Dominion Bank New York Branch                   1.72           12/6/02           5,000,455
    6,000,000  Toronto Dominion Bank New York Branch                   2.56            5/8/03           6,026,602
                                                                                                    -------------

Total Certificates of Deposit (Cost $21,027,553)                                                       21,027,553
                                                                                                    -------------

COMMERCIAL PAPER - 63.09%
   10,000,000  Amstel Funding Corporation                              1.79^         11/18/02           9,976,267
   10,000,000  Amstel Funding Corporation                              1.69^          1/31/03           9,943,067
   20,000,000  Apreco Incorporated                                     1.78^         10/18/02          19,983,189
   20,000,000  Aquinas Funding LLC                                     1.81^         11/22/02          19,948,000
   20,000,000  Asset Securitization Cooperative Corporation            1.78^          11/7/02          19,963,411
   10,000,000  CC (USA) Incorporated                                   1.79^          3/17/03           9,917,893
   10,000,000  Charta Corporation                                      1.74^          10/1/02          10,000,000
   10,000,000  Comision Federal De Electricidad                        1.72^          11/4/02           9,983,850
   20,000,000  Dorada Finance Incorporated                             1.79^         11/27/02          19,943,634
   20,000,000  Eureka Securitization Incorporated                      1.77^         11/19/02          19,952,089
   11,694,000  Fairway Finance Corporation                             1.78^         10/23/02          11,681,351
   10,000,000  Forrestal Funding                                       1.76^          11/1/02           9,984,845
   12,000,000  Gillette Company                                        1.65^           2/7/03          11,929,481
   10,551,000  Giro Funding US Corporation                             1.72^          10/8/02          10,547,492
    7,751,000  Giro Funding US Corporation                             1.79^         11/18/02           7,732,604
   10,000,000  Govco Incorporated                                      1.77^         10/24/02           9,988,692
   10,000,000  Govco Incorporated                                      1.71^          11/6/02           9,983,000
    9,000,000  Grampian Funding Limited                                1.80^          10/2/02           8,999,550
   10,000,000  Greenwich Funding Corporation                           1.67^         12/11/02           9,967,261
   11,000,000  Halogen Capital Company LLC                             1.80^         10/11/02          10,994,531
    7,715,000  Halogen Capital Company LLC                             1.81^          11/8/02           7,700,342
   20,000,000  Ivory Funding Corporation                               1.78^          10/7/02          19,994,067
   15,000,000  K2 (USA) LLC                                            1.79^         11/15/02          14,966,625
   10,000,000  Lexington Parker Capital Corporation LLC                1.79            3/3/03           9,924,351
   10,000,000  Moat Funding LLC                                        1.69^           2/4/03           9,941,201
   10,000,000  Moriarty Limited                                        1.65^           2/6/03           9,941,690
    6,961,000  Neptune Funding Corporation                             1.80^          11/4/02           6,949,232
   11,000,000  Ness LLC                                                1.78^          11/1/02          10,983,234
   20,000,000  Paradigm Funding LLC                                    1.79^          10/9/02          19,992,043
    8,000,000  Pennine Funding LLC                                     1.76^           2/4/03           7,951,001
   11,000,000  Pennine Funding, LLC                                    1.77^         11/26/02          10,969,885
   10,045,000  Perry Global Funding Limited                            1.78^         10/21/02          10,035,123
   10,000,000  Prudential plc                                          1.71^         10/24/02           9,989,139
   20,000,000  Sheffield Receivables Corporation                       1.80^          10/3/02          19,998,000
   10,000,000  Special Purpose Accounts Receivable
               Cooperative Corporation                                 1.79^          10/7/02           9,997,017
   11,000,000  White Pine Finance LLC                                  1.78^         10/10/02          10,995,133
    8,259,000  White Pine Finance LLC                                  1.79^         11/25/02           8,236,540
                                                                                                    -------------

Total Commercial Paper (Cost $449,984,830)                                                            449,984,830
                                                                                                    -------------

                                        5

PRINCIPAL      SECURITY NAME                                       INTEREST RATE   MATURITY DATE        VALUE
DISCOUNT NOTES - AGENCY - 3.47%
 $ 15,000,000  FNMA                                                    1.70%^          4/1/03       $  14,872,493
   10,000,000  FNMA                                                    1.82^           4/1/03           9,909,000
                                                                                                    -------------

Total Discount Notes - Agency (Cost $24,781,493)                                                       24,781,493
                                                                                                    -------------

FIXED RATE NOTES - CORPORATE - 7.80%
    5,000,000  Bear Stearns & Company Incorporated                     2.61           2/28/03           5,014,085
    5,000,000  Bear Stearns & Company Incorporated                     6.20           3/31/03           5,104,879
   10,000,000  Citifinancial Credit Company                            5.90            9/1/03          10,353,854
    5,000,000  Links Finance LLC **                                    2.00          10/10/03           5,000,000
   10,000,000  Morgan Stanley                                          7.13           1/15/03          10,152,695
   20,000,000  World Savings & Loan                                    1.72          11/21/02          19,999,436
                                                                                                    -------------

Total Fixed Rate Notes - Corporate (Cost $55,624,949)                                                  55,624,949
                                                                                                    -------------

FLOATING RATE COMMERCIAL PAPER - 1.40%
   10,000,000  Fairway Finance Corporation +/-                         1.85            1/7/03           9,999,750
                                                                                                    -------------

Total Floating Rate Commercial Paper (Cost $9,999,750)                                                  9,999,750
                                                                                                    -------------

FLOATING RATE NOTES - CORPORATE - 8.41%
    3,000,000  Bear Stearns & Company Incorporated +/-                 2.06           5/16/03           3,005,398
    7,000,000  General Electric Capital Corporation +/-                1.83          11/12/02           7,000,168
   15,000,000  Lehman Brothers Holdings Incorporated +/-               2.09          11/22/02          15,005,705
    5,000,000  Liquid Funding Limited +/-                              1.80           4/30/03           5,000,000
   20,000,000  SMM Trust Series 2002 H +/- **                          1.83           9/23/03          20,000,000
   10,000,000  Toyota Motor Credit Corporation +/-                     1.76            9/4/03          10,000,000
                                                                                                    -------------

Total Floating Rate Notes - Corporate (Cost $60,011,271)                                               60,011,271
                                                                                                    -------------

REPURCHASE AGREEMENTS - 11.47%
   50,000,000  Bear Stearns & Company Incorporated                     1.96           10/1/02          50,000,000
    6,773,000  Credit Suisse First Boston                              1.96           10/1/02           6,773,000
   20,000,000  JP Morgan Securities Incorporated                       2.00           10/1/02          20,000,000
    5,000,000  Morgan Stanley & Company Incorporated                   2.05           10/1/02           5,000,000
                                                                                                    -------------

Total Repurchase Agreements (Cost $81,773,000)                                                         81,773,000
                                                                                                    -------------

TIME DEPOSITS - 2.81%
   20,000,000  Banque Bruxelles Lambert                                2.00           10/1/02          20,000,000
                                                                                                    -------------

Total Time Deposits (Cost $20,000,000)                                                                 20,000,000
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $723,202,846)*                                      101.40%                                   $ 723,202,846
Other Assets and Liabilities, Net                          (1.40)                                    (9,952,035)
                                                          ------                                    -------------
Total Net Assets                                          100.00%                                   $ 713,250,811
                                                          ------                                    -------------

** SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

+/-  VARIABLE RATE SECURITIES. THE MATURITY DATE SHOWN IS THE ACTUAL MATURITY
     DATE.

^    YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2002      MONEY MARKET FUNDS
(UNAUDITED)

                                                                 LIQUIDITY RESERVE
                                                                 MONEY MARKET FUND
                                                                 -----------------
ASSETS
INVESTMENTS:
   In securities, at amortized cost                                 $  641,429,846
   Repurchase Agreements, at cost                                       81,773,000
   Cash                                                                        564
   Receivable interest and other interest                                  474,917
   Prepaid expenses and other assets                                             0
                                                                    --------------
TOTAL ASSETS                                                           723,678,327
                                                                    --------------

LIABILITIES
   Payable to investment purchased                                       9,999,750
   Payable to Investment advisor and affiliates                            129,608
   Payable to other related parties                                        286,964
   Accrued expenses and other liabilities                                   11,194
                                                                    --------------
TOTAL LIABILITIES                                                       10,427,516
                                                                    --------------
TOTAL NET ASSETS                                                    $  713,250,811
                                                                    --------------

NET ASSETS CONSIST OF:

   Paid-in capital                                                  $  713,250,811
                                                                    --------------
TOTAL NET ASSETS                                                    $  713,250,811
                                                                    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets                                                          $  713,250,811
Shares outstanding                                                     713,250,811
Net asset value and offering price per share                        $         1.00
                                                                    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS              STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED
                                               SEPTEMBER 30, 2002 (UNAUDITED)(1)

                                                                 LIQUIDITY RESERVE
                                                                 MONEY MARKET FUND
                                                                 -----------------
INVESTMENT INCOME
   Interest                                                         $    1,739,008
                                                                    --------------
TOTAL INVESTMENT INCOME                                                  1,739,008
                                                                    --------------

EXPENSES
   Advisory fees                                                           340,115
   Administration fees                                                     145,764
   Custody                                                                  19,435
   Shareholder servicing fees                                              242,940
   Portfolio accounting fees                                                 4,552
   Transfer agent                                                            4,719
   Distribution fees                                                       242,940
   Legal and audit fees                                                      8,978
   Registration fees                                                         2,030
   Directors' fees                                                             702
   Shareholder reports                                                         406
   Other                                                                     1,339
                                                                    --------------
TOTAL EXPENSES                                                           1,013,920
LESS:
   Waived fees and reimbursed expenses fees                               (181,412)
   Net Expenses                                                            832,508
                                                                    --------------
NET INVESTMENT INCOME                                                      906,500
                                                                    --------------

   Net Realized Gain from Investments                                            0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $      906,500
                                                                    --------------

(1) FUND COMMENCED OPERATIONS ON 7/31/02

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS

                                                                    LIQUIDITY RESERVE
                                                                    MONEY MARKET FUND
                                                                       (UNAUDITED)
                                                                  ---------------------
                                                                         FOR THE PERIOD
                                                                        FROM 7/31/02 TO
                                                                  SEPTEMBER 30, 2002(1)
                                                                  ---------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                                  $            0
OPERATIONS:
   Net investment income (loss)                                                 906,500
   Net realized gain (loss) on sale of investments                                    0
                                                                         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                             906,500
                                                                         --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                       (906,500)
CAPITAL SHARE TRANSACTIONS :
   Proceeds from shares sold                                                768,395,695
   Reinvestment of dividends                                                    906,406
   Cost of shares redeemed                                                  (56,051,290)
                                                                         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM CAPITAL SHARE TRANSACTIONS                                         713,250,811
                                                                         --------------
NET INCREASE (DECREASE) IN NET ASSETS                                       713,250,811
                                                                         --------------

NET ASSETS:

ENDING NET ASSETS                                                        $  713,250,811
SHARES ISSUED AND REDEEMED:
   Shares sold - Class investors                                            768,395,695
   Shares issued in reinvestment of dividends - Class Investors                 906,406
   Shares redeemed - Class Investors                                        (56,051,290)
                                                                         --------------
NET INCREASE(DECREASE) IN SHARES OUTSTANDING - CLASS INVESTORS              713,250,811
                                                                         --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                    $            0
                                                                         --------------
Shares issued and redeemed at constant $1.00 NAV

(1) COMMENCEMENT OF OPERATIONS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS

                                                                                    NET REALIZED
                                                        BEGINNING                            AND      DIVIDENDS
                                                        NET ASSET            NET      UNREALIZED       FROM NET
                                                        VALUE PER     INVESTMENT         GAIN ON     INVESTMENT
                                                            SHARE         INCOME     INVESTMENTS         INCOME
                                                     ------------   ------------    ------------   ------------
LIQUITY RESERVE MONEY MARKET FUND
INVESTOR CLASS
July 31, 2002(2) to September 30, 2002               $       1.00           0.00(3)         0.00           0.00(3)

                                       10

                                            DISTRIBUTIONS        ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 FROM NET     NET ASSET  --------------------------------------------
                                                 REALIZED     VALUE PER  NET INVESTMENT            NET          GROSS
                                                    GAINS         SHARE          INCOME       EXPENSES    EXPENSES(1)
                                            -------------  ------------  --------------  -------------  -------------
LIQUITY RESERVE MONEY MARKET FUND
INVESTOR CLASS
July 31, 2002(2) to September 30, 2002               0.00  $       1.00            0.93%          0.86%          1.04%

                                                                  NET ASSETS AT
                                                         TOTAL    END OF PERIOD
                                                        RETURN  (000'S OMITTED)
                                                     ---------  ---------------
LIQUITY RESERVE MONEY MARKET FUND
INVESTOR CLASS
July 31, 2002(2) to September 30, 2002                    0.16%    $    713,251

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  Commencement of operations.

(3)  Rounds to less than $0.01.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    MONEY MARKET FUNDS

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements present the Liquidity Reserve Money Market Fund (the "Fund"), a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2002.

3. ADVISORY FEES

     The Trust has entered into an advisory contract on behalf of the Fund with Wells Fargo Funds Management, LLC ("Funds Management").

     Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.35% of the Fund's average daily net assets.

     Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"). The Fund's adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Fund. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. The Plan provides that the Fund may pay to Stephens Inc. ("Stephens"), as compensation for distribution-related services or as reimbursement for distribution-related expenses, an annual fee up to 0.25% of the Fund's average daily net assets attributable to the Investor Class. The annual fee is paid monthly based on the average daily net assets attributable to the Class. The distribution fees paid on behalf of the Fund for the six months ended September 30, 2002 were $242,940.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Fund with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Wells Fargo Bank also provides sub-transfer agency services to the Fund. Under the transfer agency contract, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all of the funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Fund for the period ended September 30, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

     The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged an annual fee of 0.25% of the average daily net assets of the Fund for these services. The shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 2002 were $242,940.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. For its services as custodian, Wells Fargo Bank, MN is entitled to receive an annual fee at a rate of 0.02% of the average daily net assets of the Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES

     Amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended September 30, 2002, were waived by Funds Management.

      FUND                                               TOTAL FEES WAIVED BY FUNDS MANAGEMENT
      Liquidity Reserve Money Market Fund                             $ 181,412

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees and officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust, and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee                 Retired. Director, Federal           None
   71                       since 1992              Farm Credit Banks Funding
                                                    Corporation and Farm Credit
                                                    System Financial Assistance
                                                    Corporation until February
                                                    1999.

   W. Rodney Hughes         Trustee                 Private Investor.                    Barclays Global Investors
   76                       since 1987                                                   Funds / Master Investment
                                                                                         Portfolio (23 portfolios)

   J. Tucker Morse          Trustee                 Private Investor/Real Estate         None
   58                       since 1987              Developer; Chairman of
                                                    White Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee                 Wake Forest University,              None
   60                       since 1987              Calloway School of Business
                                                    and Accountancy, Benson-Pruitt
                                                    Professorship since 1999,
                                                    Associate Professor of Finance,
                                                    1994-1999.

   Peter G. Gordon          Trustee                 Chairman, CEO, and Co-               None
   60                       since 1998              Founder of Crystal Geyser
                            (Lead Trustee since     Water Company and President
                            2001)                   of Crystal Geyser Roxane
                                                    Water Company.

   Richard M. Leach         Trustee                 President of Richard M.              None
   69                       since 1987              Leach Associates (a financial
                                                    consulting firm).

   Timothy J. Penny         Trustee                 Senior Counselor to the public       None
   50                       since 1996              relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute, Minneapolis,
                                                    Minnesota (a public policy
                                                    organization).

   Donald C. Willeke        Trustee                 Principal in the law firm            None
   62                       since 1996              of Willeke & Daniels.

OFFICERS

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
   Michael J. Hogan         President                Executive Vice President of         None
   43                       Since 2000               Wells Fargo Bank, N.A.
                                                     President of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001. Senior Vice President of
                                                     Wells Fargo Bank, N.A. from
                                                     April 1997 to July 1999. Vice
                                                     President of American Express
                                                     Financial Advisors until April
                                                     1997.

   Karla M. Rabusch         Treasurer                Senior Vice President of Wells      None
   43                       Since 2000               Fargo Bank, N.A. Senior Vice
                                                     President and Chief Administrative
                                                     Officer of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001. Vice President of Wells
                                                     Fargo Bank, N.A. from December
                                                     1997 to May 2000. Prior thereto,
                                                     Director of Managed Assets
                                                     Investment Accounting of
                                                     American Express Financial
                                                     Advisors until November 1997.

   C. David Messman         Secretary                Vice President and Senior Counsel   None
   42                       Since 2000               of Wells Fargo Bank, N.A. Vice
                                                     President and Secretary of Wells
                                                     Fargo Funds Management, LLC
                                                     since March 2001.


     * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

    ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees,
       J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

   *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                         MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

DATED MATERIAL                                                        PRSRT STD
PLEASE EXPEDITE                                                     U.S. POSTAGE
                                                                        PAID
                                                                     CANTON, MA
                                                                     PERMIT #313


More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investors Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, A wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

                                                                 SAR 027 (09/02)